GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Balance as of January 1	$ 247,975	$ 195,527
Measurement period adjustment	(889)
Vidazoo measurement period adjustments		52,448
Balance as of December 31	$ 247,086	$ 247,975